Reconciliation Between Income Tax Expenses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Computed normal tax expense			$ 104,649	$ 72,739	$ 73,335
Foreign inflation adjustments			(33)	(1,587)	47
State and local income taxes, net of federal income tax impact			7,511	7,365	5,248
Foreign losses not benefited and other changes in valuation allowance			(711)	(676)	(5,685)
Foreign tax rate differential			(1,545)	(3,321)	(4,798)
Foreign dividends			10,576	4,173	3,952
Changes in uncertain tax positions			13,729	396	(8,080)
Other-net			(7,960)	(5,217)	(5,418)
Income taxes	$ 10,831	$ 28,121	$ 126,216	$ 73,872	$ 58,601